Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	December 31, 2025	December 31, 2024

Accounts receivable	$9,053,031	$19,735,072
Allowance for credit loss	(270,133)	(614,024)
Total accounts receivable, net	$8,782,898	$19,121,048

Schedule of Allowance for Credit Loss Movement

Movements of allowance for credit loss are as follows:

	December 31, 2025	December 31, 2024

Beginning balance	$614,024	$547,742
(Recovery of) Provision	(269,644)	82,415
Release of allowance due to disposal of subsidiaries	(91,103)	-
Exchange rate effect	16,856	(16,133)
Ending balance	$270,133	$614,024